PORTFOLIO OF INVESTMENTS
Voya CBRE Global Infrastructure Fund	as of January 31, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.0%
			Australia: 7.0%
402,643		APA Group	$3,023,281	1.1
1,671,013		Atlas Arteria Ltd.	8,999,103	3.2
725,385		Sydney Airport	4,034,660	1.4
366,684		Transurban Group - Stapled Security	3,822,219	1.3
			19,879,263	7.0

		Belgium: 1.1%
33,227		Elia System Operator SA/NV	3,204,432	1.1

		Canada: 6.8%
284,900		Enbridge, Inc.	11,584,154	4.1
177,700		Fortis, Inc.	7,750,373	2.7
			19,334,527	6.8

		France: 7.2%
15,159		Aeroports de Paris	2,868,098	1.0
256,548		Eutelsat Communications	3,845,192	1.4
123,427		Vinci SA	13,674,413	4.8
			20,387,703	7.2

		Germany: 2.6%
97,750		Fraport AG Frankfurt Airport Services Worldwide	7,270,375	2.6

		Hong Kong: 2.2%
589,900		CLP Holdings Ltd.	6,134,693	2.2

		Italy: 5.6%
122,220		Atlantia S.p.A	2,999,060	1.0
1,162,985		Enel S.p.A.	10,136,983	3.6
401,405		Terna Rete Elettrica Nazionale SpA	2,800,326	1.0
			15,936,369	5.6

		Japan: 5.7%
31,000		Central Japan Railway Co.	6,084,733	2.1
425,134		Chubu Electric Power Co., Inc.	5,773,614	2.0
49,824		East Japan Railway Co.	4,387,083	1.6
			16,245,430	5.7

		Mexico: 1.9%
501,095		Promotora y Operadora de Infraestructura SAB de CV	5,419,214	1.9

		Portugal: 0.7%
412,101		EDP - Energias de Portugal SA	2,066,666	0.7

		Singapore: 0.8%
3,188,820		NetLink NBN Trust	2,360,185	0.8

		Spain: 5.9%
178,343	(1)	Cellnex Telecom SA	8,869,951	3.1
141,699		Ferrovial SA - FERE	4,501,146	1.6
4,673	(2)	Iberdrola S.A. - 1777596	51,152	0.0
313,232		Iberdrola S.A. - IBEE	3,427,190	1.2
			16,849,439	5.9

		United Kingdom: 3.3%
705,175		National Grid PLC	9,369,421	3.3

		United States: 48.2%
125,000		American Electric Power Co., Inc.	13,027,500	4.6
11,300		American Tower Corp.	2,618,662	0.9
81,650		Aqua America, Inc.	4,240,901	1.5
73,900		Atmos Energy Corp.	8,648,517	3.0
167,737	(2)	Cheniere Energy, Inc.	9,936,740	3.5
114,610		CMS Energy Corp.	7,851,931	2.8
80,858		Crown Castle International Corp.	12,115,763	4.3
28,800		Dominion Energy, Inc.	2,469,600	0.9
106,300		Edison International	8,137,265	2.9
9,562		Equinix, Inc.	5,638,998	2.0
172,307		Exelon Corp.	8,200,090	2.9
186,700		FirstEnergy Corp.	9,482,493	3.3
48,750	(2)	InterXion Holding NV	4,242,713	1.5
31,170		NextEra Energy, Inc.	8,359,794	2.9
47,000		NiSource, Inc.	1,377,570	0.5
34,600		Norfolk Southern Corp.	7,204,066	2.5
85,300		Public Service Enterprise Group, Inc.	5,049,760	1.8
32,000		Sempra Energy	5,140,480	1.8
39,800		Southwest Gas Holdings, Inc.	3,005,298	1.1
42,700		Union Pacific Corp.	7,661,234	2.7
112,100		Williams Cos., Inc.	2,319,349	0.8
			136,728,724	48.2

		Total Common Stock
		(Cost $252,126,069)	281,186,441	99.0

SHORT-TERM INVESTMENTS: 0.4%
		Mutual Funds: 0.4%
1,261,844	(3)	BlackRock Liquidity Funds, FedFund, Institutional Class, 1.490% (Cost $1,261,844)	1,261,844	0 .4
		Total Short-Term Investments (Cost $1,261,844)	1,261,844	0 .4

		Total Investments in Securities (Cost $253,387,913)	$282,448,285	99 .4
		Assets in Excess of Other Liabilities	1,599,929	0 .6
		Net Assets	$284,048,214	100 .0

(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Non-income producing security.
(3)	Rate shown is the 7-day yield as of January 31, 2020.

PORTFOLIO OF INVESTMENTS
Voya CBRE Global Infrastructure Fund	as of January 31, 2020 (Unaudited) (Continued)

Industry Diversification	Percentage of Net Assets
Electric Utilities	31.1%
Multi-Utilities	11.1
Railroads	8.9
Oil & Gas Storage & Transportation	8.4
Highways & Railtracks	7.4
Specialized REITs	7.2
Construction & Engineering	6.4
Gas Utilities	5.2
Airport Services	5.0
Integrated Telecommunication Services	3.1
IT Consulting & Other Services	1.5
Water Utilities	1.5
Cable & Satellite	1.4
Alternative Carriers	0.8
Assets in Excess of Other Liabilities*	1.0
Net Assets	100.0%

*	Includes short-term investments.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2020
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$19,879,263	$–	$19,879,263
Belgium	–	3,204,432	–	3,204,432
Canada	19,334,527	–	–	19,334,527
France	–	20,387,703	–	20,387,703
Germany	–	7,270,375	–	7,270,375
Hong Kong	–	6,134,693	–	6,134,693
Italy	–	15,936,369	–	15,936,369
Japan	–	16,245,430	–	16,245,430
Mexico	5,419,214	–	–	5,419,214
Portugal	–	2,066,666	–	2,066,666
Singapore	2,360,185	–	–	2,360,185
Spain	–	16,849,439	–	16,849,439
United Kingdom	–	9,369,421	–	9,369,421
United States	136,728,724	–	–	136,728,724
Total Common Stock	163,842,650	117,343,791	–	281,186,441
Short-Term Investments	1,261,844	–	–	1,261,844
Total Investments, at fair value	$165,104,494	$117,343,791	$–	$282,448,285

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
Voya CBRE Global Infrastructure Fund	as of January 31, 2020 (Unaudited) (Continued)

At January 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $254,155,642.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$33,285,344
Gross Unrealized Depreciation	(4,834,430)

Net Unrealized Appreciation	$28,450,914